Note 17 (Detail) - Segment Operations - Operating Activity (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Revenues	$ 387,011	$ 285,618	$ 998,309	$ 793,282
Income (loss) before income taxes	(1,817)	(55,575)	(17,041)	(193,820)
Homebuilding [Member] | Northeast [Member]
Revenues	65,742	44,051	159,049	126,035
Income (loss) before income taxes	1,435	(8,400)	(4,338)	(43,124)
Homebuilding [Member] | Mid-Atlantic [Member]
Revenues	77,131	57,338	196,302	150,600
Income (loss) before income taxes	4,946	(4,816)	12,615	(13,805)
Homebuilding [Member] | Midwest [Member]
Revenues	28,271	17,721	70,100	49,295
Income (loss) before income taxes	294	(2,893)	(953)	(7,226)
Homebuilding [Member] | Southeast [Member]
Revenues	24,660	18,038	81,215	50,476
Income (loss) before income taxes	(2,417)	(4,017)	(9,150)	(10,697)
Homebuilding [Member] | Southwest [Member]
Revenues	139,790	108,188	346,331	298,829
Income (loss) before income taxes	11,815	7,577	24,600	19,449
Homebuilding [Member] | West [Member]
Revenues	40,559	32,423	119,322	97,896
Income (loss) before income taxes	(1,342)	(6,151)	(5,262)	(23,159)
Homebuilding [Member]
Revenues	376,153	277,759	972,319	773,131
Income (loss) before income taxes	14,731	(18,700)	17,512	(78,562)
Financial Services [Member]
Revenues	10,787	7,850	25,990	20,249
Income (loss) before income taxes	4,676	2,303	9,339	4,055
Corporate and Other [Member]
Revenues	71	9		(98)
Income (loss) before income taxes	$ (21,224)	$ (39,178)	$ (43,892)	$ (119,313)